CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 04, 2018	Sep. 07, 2018	Jun. 30, 2018	May 02, 2018
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Class A Ordinary shares
Possible equity, par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Possible redemption shares	41,913,174	42,018,501	42,061,226
Possible equity, redemption price per share	$ 10.28	$ 10.25	$ 10.05
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000	400,000,000
Ordinary shares, shares issued	2,086,826	1,981,499	1,938,774
Ordinary shares, shares outstanding	2,086,826	1,981,499	1,938,774
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	11,875,000	11,875,000	11,875,000				2,875,000
Ordinary shares, shares outstanding	11,875,000	11,875,000	11,875,000	12,375,000	10,937,500	11,875,000	2,875,000